                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GEM Value Partners, L.L.C.
                 -------------------------------
   Address:      900 N. Michigan Avenue
                 -------------------------------
                 Suite 1450
                 -------------------------------
                 Chicago, IL 60611
                 -------------------------------

Form 13F File Number: 28-10863
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

               GEM Capital, L.L.C.              GEM Capital, L.L.C.              GEM Capital, L.L.C.

Name:           Michael A. Elrad                  Barry A. Malkin                  Norm S. Geller
         -------------------------------  -------------------------------  -------------------------------
Title:               V.P.                               V.P.                            V.P.
         -------------------------------  -------------------------------  -------------------------------
Phone:            312-915-2864                     312-915-2877                     312-915-3577
         -------------------------------  -------------------------------  -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael A. Elrad        Chicago, Illinois     5/12/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Barry A. Malkin         Chicago, Illinois     5/12/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Norm S. Geller          Chicago, Illinois     5/12/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number      Name

           ------------------     ------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            34
                                        --------------------

Form 13F Information Table Value Total:       338,317
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.               Form 13F File Number                     Name
      1                28-10864                                 GEM Capital, L.L.C.
     ---                  -----------------                     ----------------------------

     [Repeat as necessary.]

      2                28-10865                                 Atrium GEM Partners, LLC
     ---                  -----------------                     ----------------------------

                                 GEM 13F FILING
                                 March 31, 2004
                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------------- --------- --------  ------------------ ---------- -------- --------------------------
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- ---------------- --------- --------  --------- --- ---- ---------- -------- ---------- -------- ------

AMERICAN FINL RLTY TR           COM        02607P305   3,362     198,368             SHARED    1,2       198,368
AMERICAN HOME MTG INVT
  CORP                          COM        02660R107  13,518     469,364             SHARED    1,2       469,364
AMB PROPERTY CORP               COM        00163T109  22,238     598,280             SHARED    1,2       598,280
AVALONBAY CMNTYS INC            COM        053484101   6,709     125,206             SHARED    1,2       125,206
BOSTON PROPERTIES INC           COM        101121101  20,391     375,456             SHARED    1,2       375,456
CRESCENT REAL ESTATE
  EQUITIE                  PFD CV A 6.75%  225756204   2,847     124,700             SHARED    1,2       124,700
D R HORTON INC                  COM        23331A109   5,785     163,267             SHARED    1,2       163,267
FRIEDMAN BILLINGS RAMSEY
  GRO                          CL A        358434108  12,130     449,412             SHARED    1,2       449,412
FEDERAL REALTY INVT TR     SH BEN INT NEW  313747206  18,518     400,824             SHARED    1,2       400,824
GENERAL GROWTH PPTYS INC        COM        370021107   9,804     278,933             SHARED    1,2       278,933
GLENBOROUGH RLTY TR INC    PFD CV SER A%   37803P204   1,167      46,129             SHARED    1,2        46,129
HEALTH CARE REIT INC            COM        42217K106   8,660     213,306             SHARED    1,2       213,306
HILTON HOTELS CORP              COM        432848109  18,249   1,122,995             SHARED    1,2     1,122,995
HOST MARRIOTT CORP NEW          COM        44107P104  21,612   1,691,049             SHARED    1,2     1,691,049
HRPT PPTYS TR              COM SH BEN INT  40426W101  11,418   1,010,400             SHARED    1,2     1,010,400
ST JOE CO                       COM        790148100     447      10,985             SHARED    1,2        10,985
LENNAR CORP                    CL A        526057104   8,758     162,099             SHARED    1,2       162,099
LA QUINTA CORP               PAIRED CTF    50419U202   8,455   1,121,341             SHARED    1,2     1,121,341
LUMINENT MTG CAP INC            COM        550278303   7,075     500,000             SHARED    1,2       500,000
LEXINGTON CORP PPTYS TR         COM        529043101     368      16,892             SHARED    1,2        16,892
NATIONWIDE HEALTH PPTYS
  INC                           COM        638620104   8,130     365,065             SHARED    1,2       365,065
PULTE HOMES INC                 COM        745867101  13,634     245,220             SHARED    1,2       245,220
PROLOGIS                     SH BEN INT    743410102   2,270      63,271             SHARED    1,2        63,271
RECKSON ASSOCS RLTY CORP        COM        75621K106   9,066     322,188             SHARED    1,2       322,188
RECKSON ASSOCS RLTY CORP   PFD CV SER A%   75621K205   3,848     145,201             SHARED    1,2       145,201
REGENCY CTRS CORP               COM        758849103  14,657     313,657             SHARED    1,2       313,657
RAMCO-GERSHENSON PPTYS
  TR                      COM SH BEN INT   751452202   4,062     144,046             SHARED    1,2       144,046
ROUSE CO                        COM        779273101   6,832     127,459             SHARED    1,2       127,459
ISTAR FINL INC                  COM        45031U101  24,993     590,851             SHARED    1,2       590,851
SIMON PPTY GROUP INC NEW        COM        828806109  12,621     215,973             SHARED    1,2       215,973
TAUBMAN CTRS INC                COM        876664103   5,423     215,468             SHARED    1,2       215,468
TOLL BROTHERS INC               COM        889478103  18,129     399,063             SHARED    1,2       399,063
UNITED DOMINION REALTY
  TR IN                         COM        910197102   7,594     387,050             SHARED    1,2       387,050
VENTAS INC                      COM        92276F100   5,547     201,868             SHARED    1,2       201,868

                                                     -------------------                              ----------
                           TOTAL:                    338,317  12,815,386                              12,815,386
                                                     ===================                              ==========